Share Capital and Share Premium - Schedule of Share Capital Arising on the Share for Share Exchange (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Capital Arising on the Share for Share Exchange [Abstract]
Nominal Value, beginning (in Dollars per share)			$ 0.001
Share Capital Shares, beginning (in Shares)			102,272,614
Share Capital value, at beginning			$ 102
Share Premium, at beginning			15,596
Merger Reserve, at beginning			$ 118,697
Nominal Value, Shares issued in lieu of fees/compensation (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Share Capital Shares, Shares issued in lieu of fees/compensation (in Shares)	1,200,000	4,896,508	450,000
Share Capital value, Shares issued in lieu of fees/compensation	$ 1	$ 5	$ 1
Share Premium, Shares issued in lieu of fees/compensation	1,343	3,620	300
Merger Reserve, Shares issued in lieu of fees/compensation
Nominal Value, Options Exercised (in Dollars per share)	$ 0.001	$ 0.001
Share Capital Shares, Options Exercised (in Shares)	137,500	122,849
Share Capital value, Options Exercised	$ 1
Share Premium, Options Exercised	160	75
Merger Reserve, Options Exercised
Nominal Value, Issuance of Stock - fundraising (in Dollars per share)		$ 0.001
Share Capital Shares, Issuance of Stock - fundraising (in Shares)		5,263,158
Share Capital value, ssuance of Stock - fundraising		$ 5
Share Premium, Issuance of Stock - fundraising		4,442
Merger Reserve, Issuance of Stock - fundraising
Nominal Value, Issuance of Warrants - fundraising (in Dollars per share)	$ 0.001	$ 0.001
Share Capital Shares, Issuance of Warrants - fundraising (in Shares)
Share Capital value, Issuance of Warrants - fundraising
Share Premium, Issuance of Warrants - fundraising	$ (61)	$ (25)
Nominal Value, Cancellation of Treasury Shares (in Dollars per share)		$ 0.001
Share Capital Shares, Cancellation of Treasury Shares (in Shares)		(2,016,301)
Share Capital value, Cancellation of Treasury Shares		$ (2)
Share Premium, Cancellation of Treasury Shares		(1,623)
Merger Reserve, Cancellation of Treasury Shares
Nominal Value, Warrants Exercised (in Dollars per share)	$ 0.001		$ 0.001
Share Capital Shares, Warrants Exercised (in Shares)	31,578		337,501
Share Capital value, Warrants Exercised
Share Premium, Warrants Exercised	65		573
Merger Reserve, Warrants Exercised
Nominal Value, Issuance of Stock – ATM, net (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Share Capital Shares, Issuance of Stock – ATM, net (in Shares)	7,675,706	108,659	27,629
Share Capital value, Issuance of Stock – ATM, net	$ 8
Share Premium, Issuance of Stock – ATM, net	10,051	124	23
Merger Reserve, Issuance of Stock – ATM, net
Share Capital Shares, ending (in Shares)	120,507,401	111,462,617	103,087,744
Share Capital value, ending	$ 121	$ 111	$ 103
Share Premium, ending	34,663	23,105	16,492
Merger Reserve, ending	$ 118,697	$ 118,697	$ 118,697